Oil and Gas Properties: (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Cost of oil and gas properties:
Discount rate (as a percent)	10.00%		10.00%		10.00%
Impairment loss	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0